Oil and Natural Gas Interests	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Extractive Industries [Abstract]
Oil and Natural Gas Interests
4.	OIL AND NATURAL GAS INTERESTS

Oil and natural gas interests include the following:

December 31, 2013
Oil and natural gas interests:
Subject to depletion	$287,732
Not subject to depletion-acquisition costs
Incurred in 2013	160,302

Total not subject to depletion	160,302

Gross oil and natural gas interests	448,034
Less accumulated depletion	(5,199)

Oil and natural gas interests, net	$442,835

Costs associated with unevaluated properties are excluded from the full cost pool until the Partnership has made a determination as to the existence of proved reserves. The inclusion of the Partnership’s unevaluated costs into the amortization base is expected to be completed within three to five years.

4.	OIL AND NATURAL GAS INTERESTS

Oil and natural gas interests include the following:

	June 30, 2014	December 31, 2013
	(in thousands)
Oil and natural gas interests:
Subject to depletion	$317,667	$287,732
Not subject to depletion—acquisition costs
Incurred in 2014	5,275	—
Incurred in 2013	130,367	160,302

Total not subject to depletion	135,642	160,302

Gross oil and natural gas interests	453,309	448,034
Less accumulated depletion	(16,830)	(5,199)

Oil and natural gas interests, net	$436,479	$442,835

Costs associated with unevaluated properties are excluded from the full cost pool until a determination as to the existence of proved reserves is able to be made. The inclusion of our unevaluated costs into the amortization base is expected to be completed within three to five years.